Income Taxes (Details Narrative)	12 Months Ended
Mar. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 8,900,000
Future income tax description	through 2030
Liability for unrecognized tax benefits	$ 0